Financial Instruments - Schedule of Other Financial Instruments at Carrying Amount and Fair Value (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Fair Value	$ 18,859	$ 22,115
Financial lliabilities, Carrying Amount	18,859	22,115
Long-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Fair Value	111,968,392	86,305,318
Financial lliabilities, Carrying Amount	111,968,392	86,305,318
Guarantee deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Fair Value	785,456	816,512
Financial lliabilities, Carrying Amount	785,456	816,512
Financial assets mandatorily Measured at Fair Value Through Profit or Loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Fair Value	1,521,406	1,709,531
Financial assets, Carrying Amount	1,521,406	1,709,531
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Fair Value	7,545,171	6,979,925
Financial assets, Carrying Amount	7,545,171	6,979,925
Long-term receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Fair Value	5,812	930,001
Financial assets, Carrying Amount	5,812	930,001
Refundable deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Fair Value	663,911	716,097
Financial assets, Carrying Amount	$ 663,911	$ 716,097